SUPPLEMENT DATED DECEMBER 10, 2001

TO MAY 1, 2001*, PROSPECTUSES

for

Flexible Premium Adjustable Variable Life Insurance Policy (Variable Universal Life II)
Issued by Massachusetts Mutual Life Insurance Company
*Current Variable Universal Life II prospectus is effective March 1, 2001, as supplemented April 19, 2001

Flexible Premium Adjustable Variable Life Insurance Policy (Variable Universal Life)
Issued by Massachusetts Mutual Life Insurance Company

Flexible Premium Adjustable Variable Life Insurance Policy (Variable Universal Life)
Issued by C.M. Life Insurance Company

Survivorship Flexible Premium Adjustable Variable Life Insurance Policy
(Survivorship Variable Universal Life II)
Issued by Massachusetts Mutual Life Insurance Company

Survivorship Flexible Premium Adjustable Variable Life Insurance Policy
(Survivorship Variable Universal Life II)
Issued by C.M. Life Insurance Company

Survivorship Flexible Premium Adjustable Variable Life Insurance Policy
(Survivorship Variable Universal Life)
Issued by Massachusetts Mutual Life Insurance Company

Survivorship Flexible Premium Adjustable Variable Life Insurance Policy
(Survivorship Variable Universal Life)
Issued by C.M. Life Insurance Company

Effective December 3, 2001, Wellington Management Company, LLP, replaced J.P. Morgan Investment Management Inc. as one of the MML Small Cap Growth Equity Fund's two sub-advisers.

As a result of this change, "Part III. Investment Options" of the prospectuses for the above policies is revised as follows:

1.	In the "Fund Profiles" section, Wellington Management Company, LLP, replaces J.P. Morgan Investment Management Inc. as one of the MML Small Cap Growth Equity Fund's two sub-advisers.

2.	In "The Investment Advisers and Sub-advisers" section, Wellington Management Company, LLP, replaces J.P. Morgan Investment Management Inc. as one of the two sub-advisers with which MassMutual has entered into a sub-advisory agreement whereby each sub-adviser manages a portion of the portfolio of the MML Small Cap Growth Equity Fund.

There are no other changes being made at this time.

December 10, 2001	Li4200-01-2